SCHEDULE OF FAIR VALUE MEASUREMENTS, RECURRING AND NONRECURRING, VALUATION TECHNIQUES (Details) - Convertible Debt [Member]	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026
Measurement Input, Price Volatility [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, percentages	413.55
Measurement Input, Price Volatility [Member] | New Derivative Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, percentages
Measurement Input, Price Volatility [Member] | New Derivative Instruments [Member] | Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, percentages	344
Measurement Input, Price Volatility [Member] | New Derivative Instruments [Member] | Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, percentages	414
Measurement Input, Expected Term [Member] | Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, term	3 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, term	11 months 12 days
Measurement Input, Expected Term [Member] | New Derivative Instruments [Member] | Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, term	7 months 28 days
Measurement Input, Expected Term [Member] | New Derivative Instruments [Member] | Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, term	1 year
Measurement Input, Risk Free Interest Rate [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, percentages
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, percentages	4.21
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, percentages	4.45
Measurement Input, Risk Free Interest Rate [Member] | New Derivative Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, percentages
Measurement Input, Risk Free Interest Rate [Member] | New Derivative Instruments [Member] | Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, percentages	4.21
Measurement Input, Risk Free Interest Rate [Member] | New Derivative Instruments [Member] | Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt instrument, measurement input, percentages	4.29